Annual Total Returns- Vanguard High Dividend Yield Index Fund (ETF) [BarChart] - ETF - Vanguard High Dividend Yield Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.50%	12.68%	30.26%	13.47%	0.33%	16.87%	16.42%	(5.87%)	24.20%	1.14%